Accounts Receivable, Prepaid Expenses and Deposits (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Disclosure Of Accounts Receivable Prepaid Expenses And Deposits

	Note	December 31, 2019	December 31, 2018
Value-added and income tax receivables	6(a)	$12,181	$5,276
Due from Serabi Gold plc	6(b)	12,033	10,909
Receivable from Inca One	5(e)	2,716	1,706
Other receivables		460	685
Prepaid expenses and deposits		4,394	2,833

		$31,784	$21,409